INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Schedule of NPI Summarized Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Current assets	$ 77,519	$ 68,174
Non-current assets	38,236	26,411
Current liabilities	(34,126)	(12,095)
Non-current liabilities	(21,835)	(31,669)
Revenues	50,463	49,202	$ 33,062
Net and total profit (loss) (100%)	4,652	6,514	(3,978)
Neopollard Interactive Llc [Member]
Disclosure of joint ventures [line items]
Current assets	23,303	11,388
Non-current assets	1,501	1,597
Current liabilities	(24,075)	(12,091)
Non-current liabilities	(2,839)	(2,910)
Net assets (liabilities) (100%)	(2,110)	(2,016)
Net assets (liabilities) (50%)	(1,055)	(1,008)
Adjustments	225	(17)
Company share of Joint Venture net assets (liabilities)	(830)	(1,025)
Revenues	64,032	18,032	3,740
Distribution expenses	44,970	16,116	10,480
Selling, general and marketing expenses	993	776	1,067
Depreciation	385	405	335
Net and total profit (loss) (100%)	17,684	735	(8,142)
Net and total profit (loss) (50%)	8,842	367	(4,071)
Adjustments	3,604	1,026	147
Share in profits (losses) of NPI	12,446	1,393	(3,924)
Funding of (proceeds from) NPI	$ 12,251	$ (3,021)	$ 4,214